Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Apr. 30, 2025	Mar. 31, 2025	Feb. 28, 2025	Jan. 31, 2025	Dec. 31, 2024	Nov. 30, 2024	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	May 01, 2024	Apr. 30, 2024	Apr. 30, 2023	Apr. 30, 2022	Oct. 29, 2021	Apr. 30, 2021	May 01, 2020	Apr. 30, 2020	Apr. 30, 2019	Apr. 30, 2018	Mar. 15, 2018	Dec. 11, 2017
C000218707
Account Value [Line Items]
Line Graph and Table Measure Name	PFG American Funds Conservative Income Strategy Fund
Account Value	$ 10,740													$ 9,986	$ 9,964	$ 10,108		$ 10,589	$ 10,000
C000218708
Account Value [Line Items]
Line Graph and Table Measure Name	PFG American Funds Growth Strategy Fund
Account Value	$ 16,138													14,891	12,328	12,391		14,589	10,000
C000192501
Account Value [Line Items]
Line Graph and Table Measure Name	PFG BNY Mellon Diversifier Strategy Fund
Account Value	$ 10,983													10,493	10,486	10,714		11,118		$ 9,915	$ 9,778	$ 9,720		$ 10,000
C000218709
Account Value [Line Items]
Line Graph and Table Measure Name	PFG BR Target Allocation Equity Strategy Fund
Account Value	$ 16,502													15,141	12,983	12,892		14,212	10,000
C000230899
Account Value [Line Items]
Line Graph and Table Measure Name	PFG Fidelity Institutional AM Core Plus Bond Strategy Fund
Account Value	$ 9,175													8,661	8,799	9,000	$ 10,000
C000218710
Account Value [Line Items]
Line Graph and Table Measure Name	PFG Fidelity Institutional AM Equity Index Strategy Fund
Account Value	$ 17,149													15,688	13,650	13,550		14,472	10,000
C000218711
Account Value [Line Items]
Line Graph and Table Measure Name	PFG Fidelity Institutional AM Equity Sector Strategy Fund
Account Value	$ 18,008													17,043	14,772	13,942		13,591	10,000
C000248139
Account Value [Line Items]
Line Graph and Table Measure Name	PFG Global Equity Index Strategy Fund
Account Value	$ 10,736	$ 10,675	$ 11,079	$ 11,139	$ 10,816	$ 11,170	$ 10,770	$ 11,020	$ 10,790	$ 10,570	$ 10,370	$ 10,240	$ 10,000
C000230900
Account Value [Line Items]
Line Graph and Table Measure Name	PFG Invesco Equity Factor Rotation Strategy Fund
Account Value	$ 9,258													8,635	7,373	7,623	10,000
C000230901
Account Value [Line Items]
Line Graph and Table Measure Name	PFG Janus Henderson Balanced Strategy Fund
Account Value	$ 10,247													9,535	8,745	8,763	10,000
C000192505
Account Value [Line Items]
Line Graph and Table Measure Name	PFG JP Morgan Tactical Aggressive Strategy Fund
Account Value	$ 16,027													14,858	12,849	12,813		13,656		9,245	10,309	9,970		10,000
C000192506
Account Value [Line Items]
Line Graph and Table Measure Name	PFG JP Morgan Tactical Moderate Strategy Fund
Account Value	$ 13,149													12,197	11,258	11,289		12,203		9,367	9,965	9,800	$ 10,000
C000192508
Account Value [Line Items]
Line Graph and Table Measure Name	PFG Meeder Tactical Strategy Fund
Account Value	$ 12,731													12,229	10,847	10,805		11,506		9,273	9,961	9,843		10,000
C000192513
Account Value [Line Items]
Line Graph and Table Measure Name	PFG MFS Aggressive Growth Strategy Fund
Account Value	$ 15,789													14,883	13,319	13,348		14,171		10,022	10,788	10,050		10,000
C000192503
Account Value [Line Items]
Line Graph and Table Measure Name	PFG PIMCO Active Core Bond Strategy Fund
Account Value	$ 10,300													9,650	9,570	9,808		10,778		10,321	10,060	9,788		10,000
C000218712
Account Value [Line Items]
Line Graph and Table Measure Name	PFG Janus Henderson<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Tactical Income Strategy Fund
Account Value	$ 12,159													11,365	10,763	10,739		11,569	10,000
C000248140
Account Value [Line Items]
Line Graph and Table Measure Name	PFG US Equity Index Strategy Fund
Account Value	$ 10,810	10,891	11,587	11,829	11,506	11,870	11,150	11,260	11,040	10,820	10,670	10,380	10,000
Morningstar Conservative Target Risk Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Conservative Target Risk Index
Account Value	$ 11,298													10,356	10,176	10,215		11,027	10,000
Morningstar Aggressive Target Risk Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Aggressive Target Risk Index
Account Value	$ 18,186													16,295	14,263	14,083		14,921	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,061													10,240	10,392	10,437		11,408		11,438	10,320	9,801		10,000
Morningstar Aggressive Target Risk Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Aggressive Target Risk Index
Account Value	$ 18,186													16,295	14,263	14,083		14,921	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 9,595													8,882	9,014	9,053	10,000
Morningstar Aggressive Target Risk Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Aggressive Target Risk Index
Account Value	$ 18,186													16,295	14,263	14,083		14,921	10,000
Morningstar Aggressive Target Risk Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Aggressive Target Risk Index
Account Value	$ 18,186													16,295	14,263	14,083		14,921	10,000
Morningstar Aggressive Target Risk Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Aggressive Target Risk Index
Account Value	$ 11,187	11,044	11,349	11,376	10,968	11,401	10,957	11,230	10,973	10,696	10,416	10,333	10,000
Morningstar Aggressive Target Risk Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Aggressive Target Risk Index
Account Value	$ 11,559													10,357	9,066	8,952	10,000
Morningstar Moderate Target Risk Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Moderate Target Risk Index
Account Value	$ 10,831													9,804	9,057	9,011	$ 10,000
Morningstar Aggressive Target Risk Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Aggressive Target Risk Index
Account Value	$ 17,783													15,934	13,948	13,772		14,591		10,000	10,771	10,133		10,000
Morningstar Moderate Target Risk Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Moderate Target Risk Index
Account Value	$ 15,020													13,596	12,561	12,497		13,354		10,449	10,480	9,857	10,000
Morningstar Moderate Target Risk Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Moderate Target Risk Index
Account Value	$ 15,266													13,819	12,766	12,701		13,572		10,620	10,651	10,018		10,000
Morningstar Aggressive Target Risk Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Aggressive Target Risk Index
Account Value	$ 17,783													15,934	13,948	13,772		14,591		10,000	10,771	10,133		10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,061													10,240	10,392	10,437		11,408		11,438	10,320	9,801		$ 10,000
Morningstar Moderately Conservative Target Risk Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Moderately Conservative Target Risk Index
Account Value	$ 12,972													11,812	11,203	11,157		11,972	$ 10,000
Morningstar Aggressive Target Risk Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Aggressive Target Risk Index
Account Value	$ 11,187	$ 11,044	$ 11,349	$ 11,376	$ 10,968	$ 11,401	$ 10,957	$ 11,230	$ 10,973	$ 10,696	$ 10,416	$ 10,333	$ 10,000
Morningstar Moderately Aggressive Target Risk Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Moderately Aggressive Target Risk Index
Account Value	$ 16,236													$ 14,620	$ 13,098	$ 12,981		$ 13,830		$ 10,028	$ 10,439	$ 9,820	$ 10,000